SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
Interest costs capitalised	$ 0.9	$ 0.0
Loss on disposal and write-down of assets	2.1	13.7
Adjustments for provisions	(3.4)	(5.9)
Cash at bank	523.8	485.8
Bank short-term deposits	$ 1.2	$ 165.4